DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) $ in Thousands, kr in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of detailed information about financial instruments [line items]
Hedging reserves	$ (3,559)	$ (20,681)
Notional amount	45,000
Cash collateral	3,700	43,800
Net gain (loss) recognized in income statement	200	0	$ 0
Interest rate swaps | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	768,700	757,500
Interest rate swaps | USD Libor | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedging reserves	(2,200)
Notional amount	768,700	757,500	597,800
Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) recognized in income statement	400	1,900	400
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) recognized in income statement	12,000	$ 2,900	$ (100)
Forward exchange contracts (USD/DKK)
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr					kr 231.5
Forward exchange contracts (USD/DKK) | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedging reserves	$ (1,600)
Notional amount | kr				kr 274.0	kr 231.5	kr 222.5